Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
For Termination Benefits	$ 4,013,811	$ 8,648,052
Others	16,374,132	23,286,874
Total	$ 20,387,943	$ 31,934,926